Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Operating expenses
General and administrative		$ 1,338,445	$ 1,059,881	$ 2,583,873	$ 2,276,202
Research and development		317,572	1,160,758	905,202	1,471,595
Total operating expenses		1,656,017	2,220,639	3,489,075	3,747,797
Loss before other expenses		(1,656,017)	(2,220,639)	(3,489,075)	(3,747,797)
Finance expenses
Changes in fair value of warrants (Note 5)		(360,557)		(360,557)
Unrealized gain (loss) on short-term investment (Note 3)		4,445	(95,812)	(58,749)	(95,812)
Foreign exchange loss		(60,952)	(9,334)	(95,356)	(14,070)
Finance income, net		5,966		23,981
Total finance expenses		(411,098)	(105,146)	(490,681)	(109,882)
Other incomes
Dividend received				16,555
Total other incomes				16,555
Loss before taxes		(2,067,115)	(2,325,785)	(3,963,201)	(3,857,679)
Tax expenses		(9,267)		(12,650)
Net Loss and Comprehensive loss		$ (2,076,382)	$ (2,325,785)	$ (3,975,851)	$ (3,857,679)
Loss per share, basic (in Dollars per share)	[1]	$ (0.55)	$ (1.78)	$ (1.32)	$ (3.01)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	[1]	3,747,333	1,309,115	3,010,522	1,279,977

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.